Statements of Comprehensive Income Statements of Comprehensive Income (Parenthetical) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized gains (losses) on available-for-sale securities, tax	$ 0	$ 1	$ 1
Unrealized gains (losses) on cash flow hedges, tax	$ (4)	$ (10)	$ 9